Condensed financial information of the parent company - Condensed statements of comprehensive income/(loss) (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed statements of comprehensive income/(loss)
Share-based compensation expense	¥ (24,053,760)	$ (3,487,467)	¥ (35,344,620)	¥ (45,633,820)
General and administrative	(287,457,156)	(41,677,369)	(443,275,523)	(285,905,509)
Interest and investment income, net	112,816,211	16,356,814	129,455,869	708,250,666
Foreign exchange loss, net	250,234	36,281	(51,356)	(107,144)
Income from the repurchase of convertible senior notes	10,028,456	1,453,989	12,046,522	622,109,001	¥ 622,109,001
Share of loss in subsidiaries	13,998,022	2,029,522	(221,798,009)	(370,038,652)
Net income/(loss) before income taxes	(269,623,829)	(39,091,780)	846,409,045	1,220,798,253
Income tax expense	92,428,127	13,400,819	260,482,067	261,979,592
Net income/(loss)	(361,964,123)	(52,479,864)	589,074,078	958,818,661
Foreign currency translation adjustment	13,036,988	1,890,186	(7,577,408)	(38,454,600)
Total comprehensive income/(loss) attributable to Qudian Inc.'s shareholders	(348,927,135)	(50,589,678)	581,496,670	920,364,061
Parent Company
Condensed statements of comprehensive income/(loss)
Share-based compensation expense	(24,053,760)	(3,487,467)	(35,344,620)	(45,633,820)
General and administrative	(26,199,820)	(3,798,617)	(9,973,856)	(38,512,789)
Interest and investment income, net	(13,148,315)	(1,906,326)	(22,506,569)	(15,718,860)
Other non-interest income	11,548,297	1,674,346	4,979,926	19,633,391
Foreign exchange loss, net	404,232	58,608	352,492	2,073,798
Income from the repurchase of convertible senior notes	10,028,456	1,453,989	12,046,522	622,109,001
Share of loss in subsidiaries	(121,864,519)	(17,668,694)	(292,443,982)	(192,796,924)
Contractual interests in VIEs and VIEs' subsidiaries	(198,678,694)	(28,805,703)	931,964,165	607,664,864
Net income/(loss) before income taxes	(361,964,123)	(52,479,864)	589,074,078	958,818,661
Net income/(loss)	(361,964,123)	(52,479,864)	589,074,078	958,818,661
Foreign currency translation adjustment	13,036,988	1,890,186	(7,577,408)	(38,454,600)
Total comprehensive income/(loss) attributable to Qudian Inc.'s shareholders	¥ (348,927,135)	$ (50,589,678)	¥ 581,496,670	¥ 920,364,061